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                                                  ----------------------------
                                                  |        OMB APPROVAL      |
                                                  ----------------------------
                                                  |OMB Number:  3235-0006    |
                                                  |Expires: February 28, 1994|
                                                  |Estimated average burden  |
                                                  |hours per form.......24.60|
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                                                  ----------------------------
                                                  |        SEC USE ONLY      |
               UNITED STATES                      ----------------------------
  SECURITIES AND EXCHANGE COMMISSION              |                          |
        Washington, D.C. 20549                    |                          |
                                                  |                          |
               FORM 13F                           ----------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended September 30, 2001.
                                              -------------------

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

MARTINDALE ANDRES & COMPANY, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

200 FOUR FALLS CORPORATE CENTER, SUITE 200, WEST CONSHOHOCKEN, PA 19428
--------------------------------------------------------------------------------
Business Address                  (Street)   (City)             (State)   (Zip)

--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
----------------------------------           -----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of W. Conshohocken and State of Pennsylvania
                             ---------------     ---------------------
on the 15th day of November, 2001
       ----        --------  ----

                                               WILLIAM F. DWYER
                                     -------------------------------------------
                                            (Name of Institutional Manager)

                                             /s/ William F. Dwyer
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                              to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
------------------------ -------------    ------------------------ -------------

1.                                        3.
------------------------ -------------    ------------------------ -------------

2.                                        4.
------------------------ -------------    ------------------------ -------------
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
                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                U. S. Stocks     001304105      195    15200 SH       SOLE                     3250             11950
ATMI Inc                       U. S. Stocks     00207r101      170    10975 SH       SOLE                     9250              1725
Abbott Laboratories            U. S. Stocks     002824100      207     4000 SH       SOLE                                       4000
Affiliated Computer Services   U. S. Stocks     008190100      824    10125 SH       SOLE                     4750              5375
Alliant Energy Corp            U. S. Stocks     018802108      354    11300 SH       SOLE                     2650              8650
American Home Prods Corp       U. S. Stocks     026609107      355     6100 SH       SOLE                                       6100
American Woodmark Corp.        U. S. Stocks     030506109      304    10350 SH       SOLE                     7100              3250
Amgen Inc                      U. S. Stocks     031162100      840    14300 SH       SOLE                     2400             11900
Automatic Data Processing      U. S. Stocks     053015103      682    14500 SH       SOLE                     2100             12400
Bellsouth Corp                 U. S. Stocks     079860102      686    16500 SH       SOLE                                      16500
Bristol Myers Squibb Co.       U. S. Stocks     110122108      731    13150 SH       SOLE                     1200             11950
Burlington Resources Inc       U. S. Stocks     122014103      429    12550 SH       SOLE                     3000              9550
Carnival Corp                  U. S. Stocks     143658102      490    22250 SH       SOLE                     6000             16250
Charles Schwab Corp            U. S. Stocks     808513105      144    12500 SH       SOLE                     8000              4500
Cisco Systems, Inc.            U. S. Stocks     17275r102      279    22900 SH       SOLE                     1500             21400
Coca Cola Co                   U. S. Stocks     191216100      209     4460 SH       SOLE                                       4460
Colorado Medtech, Inc.         U. S. Stocks     19652u104       26    12600 SH       SOLE                     6700              5900
Computer Network Tech Corp     U. S. Stocks     204925101      296    28100 SH       SOLE                    17750             10350
Compuware Corp                 U. S. Stocks     205638109      181    21750 SH       SOLE                    18200              3550
Core Laboratories              U. S. Stocks     N22717107      135    10475 SH       SOLE                     8800              1675
Corning Inc                    U. S. Stocks     219350105      120    13630 SH       SOLE                      550             13080
Credence Systems Corp          U. S. Stocks     225302108      204    16910 SH       SOLE                    16140               770
Digi International             U. S. Stocks     253798102       52    10000 SH       SOLE                                      10000
Dow Chem Co                    U. S. Stocks     260543103      443    13531 SH       SOLE                                      13531
EL Paso Corportation           U. S. Stocks     28336l109      499    11998 SH       SOLE                     5900              6098
Eli Lilly                      U. S. Stocks     532457108      819    10150 SH       SOLE                     1500              8650
Emerson Elec Co                U. S. Stocks     291011104      449     9550 SH       SOLE                     3000              6550
Exxon Mobil Corporation        U. S. Stocks     30231g102     1435    36428 SH       SOLE                     7960             28468
Federal Natl Mtg Assn          U. S. Stocks     313586109     1109    13850 SH       SOLE                     3650             10200
Financial Federal Corp         U. S. Stocks     317492106      271    11075 SH       SOLE                     7200              3875
Flow International Corp        U. S. Stocks     343468104      113    11700 SH       SOLE                    11700
GAP Inc Del                    U. S. Stocks     364760108      152    12750 SH       SOLE                     4150              8600
General Elec Co                U. S. Stocks     369604103      890    23930 SH       SOLE                     7400             16530
Gentex Cp                      U. S. Stocks     371901109      275    11500 SH       SOLE                     5500              6000
Graco Inc.                     U. S. Stocks     384109104      251     8299 SH       SOLE                     6425              1874
Health Management Associates I U. S. Stocks     421933102      620    29850 SH       SOLE                     5700             24150
Hershey Foods Corp             U. S. Stocks     427866108      327     5000 SH       SOLE                                       5000
Home Depot                     U. S. Stocks     437076102      261     6800 SH       SOLE                     1100              5700
Honeywell International Inc.   U. S. Stocks     438516106      206     7800 SH       SOLE                      600              7200
Hooper Holmes Inc              U. S. Stocks     439104100      170    27250 SH       SOLE                    20300              6950
Hutchinson Technology          U. S. Stocks     448407106      342    19200 SH       SOLE                    10800              8400
ICU Medical Inc.               U. S. Stocks     44930g107      378     9450 SH       SOLE                     4800              4650
Integra Lifesciences           U. S. Stocks     457985208      601    21750 SH       SOLE                    10150             11600
Intel Corp                     U. S. Stocks     458140100      659    32240 SH       SOLE                     5000             27240
International Business Machine U. S. Stocks     459200101      495     5395 SH       SOLE                      200              5195
International Rectifier Corp   U. S. Stocks     460254105      517    18975 SH       SOLE                     4825             14150
JP Morgan Chase  & Co.         U. S. Stocks     46625h100      210     6150 SH       SOLE                      500              5650
Johnson & Johnson              U. S. Stocks     478160104     1089    19661 SH       SOLE                     7514             12147
Kraft Foods, Inc.              U. S. Stocks     50075n104      988    28750 SH       SOLE                     6500             22250
Leggett & Platt Inc            U. S. Stocks     524660107      390    20000 SH       SOLE                                      20000
Liberty Media Corp-A           U. S. Stocks     530718105      158    12450 SH       SOLE                     2500              9950
Lowe's Companies               U. S. Stocks     548661107      258     8150 SH       SOLE                     1500              6650
M&T Bank Corporation           U. S. Stocks     55261f104     1937    26169 SH       SOLE                                      26169
Medtronic Inc                  U. S. Stocks     585055106      320     7360 SH       SOLE                     5700              1660
Mellon Bk Corp                 U. S. Stocks     58551A108      281     8700 SH       SOLE                     2300              6400
Mentor Corporation Minnesota   U. S. Stocks     587188103      300    11850 SH       SOLE                     6450              5400
Merck & Co Inc                 U. S. Stocks     589331107      862    12943 SH       SOLE                     1665             11278
Microsoft Corp.                U. S. Stocks     594918104      546    10675 SH       SOLE                      200             10475
Minnesota Mng & Mfg Co         U. S. Stocks     604059105      531     5400 SH       SOLE                                       5400
Neose Technologies, Inc        U. S. Stocks     640522108      367     9500 SH       SOLE                     4500              5000
Nortel Networks Corporation    U. S. Stocks     656569100      111    19775 SH       SOLE                     5300             14475
Openwave Systems Inc           U. S. Stocks     683718100      173    13550 SH       SOLE                     4650              8900
Orthofix International         U. S. Stocks     n6748l102      322    11300 SH       SOLE                     7900              3400
PNC Bank Corp                  U. S. Stocks     693475105      172     3000 SH       SOLE                                       3000
PP&L Resources Incpa           U. S. Stocks     693499105      261     8000 SH       SOLE                                       8000
Pfizer Inc                     U. S. Stocks     717081103      907    22626 SH       SOLE                     7576             15050
Pharmacia Corporation          U. S. Stocks     71713u102      281     6925 SH       SOLE                     1075              5850
Plantronics Inc Com New        U. S. Stocks     727493108      254    14875 SH       SOLE                    10800              4075
Procter & Gamble Co            U. S. Stocks     742718109      721     9900 SH       SOLE                     2300              7600
Rohm & Hass Co                 U. S. Stocks     775371107      247     7547 SH       SOLE                     1900              5647
SBS Technologies Inc           U. S. Stocks     78387p103      127    11350 SH       SOLE                     7650              3700
Sanmina Corp                   U. S. Stocks     800907107      287    21100 SH       SOLE                     2600             18500
Santa Fe Int'l Corp            U. S. Stocks     G805c1087      399    18800 SH       SOLE                     4250             14550
Solectron Corp.                U. S. Stocks     834182107      283    24250 SH       SOLE                     3550             20700
Sun Microsystems               U. S. Stocks     866810104      347    42000 SH       SOLE                     6850             35150
Symantec Corp                  U. S. Stocks     871503108      241     6950 SH       SOLE                     5025              1925
Symbol Technologies Inc        U. S. Stocks     871508107      110    10450 SH       SOLE                     6000              4450
Syncor Intl Corp New           U. S. Stocks     87157j106      380    11925 SH       SOLE                     9500              2425
Systems & Computer Tech. Corp. U. S. Stocks     871873105      115    12800 SH       SOLE                    11200              1600
Techne Corporation             U. S. Stocks     878377100      229     7775 SH       SOLE                     6200              1575
Texas Instrs Inc               U. S. Stocks     882508104      544    21770 SH       SOLE                     3770             18000
Tripath Imaging Inc            U. S. Stocks     896942109      100    23150 SH       SOLE                    16850              6300
Tyco International LTD         U. S. Stocks     902124106      287     6300 SH       SOLE                                       6300
USX-Marathon Group             U. S. Stocks     902905827      391    14600 SH       SOLE                     4050             10550
Unifi Inc.                     U. S. Stocks     904677101      367    44813 SH       SOLE                    19500             25313
United Technologies Corp       U. S. Stocks     913017109      342     7350 SH       SOLE                     1250              6100
UnitedHealth Group Inc.        U. S. Stocks     91324p102      499     7500 SH       SOLE                     1900              5600
Verizon Communications         U. S. Stocks     92343v104     1226    22650 SH       SOLE                     1700             20950
Vicor Corp                     U. S. Stocks     925815102      151    10700 SH       SOLE                     8850              1850
Wachovia Corp NC Com           U. S. Stocks     929771103      614    19809 SH       SOLE                      900             18909
Walgreen Co                    U. S. Stocks     931422109      263     7650 SH       SOLE                     1400              6250
Wells Fargo & Company          U. S. Stocks     949746101      344     7750 SH       SOLE                     5000              2750
Wendys Intl Inc                U. S. Stocks     950590109      266    10000 SH       SOLE                                      10000
Williams Communications Group, U. S. Stocks     969455104       19    15910 SH       SOLE                     6329              9580
Williams Cos Inc Del           U. S. Stocks     969457100      536    19650 SH       SOLE                     8000             11650
Worldcom, Group.               U. S. Stocks     98157d106      307    20438 SH       SOLE                      738             19700